Summary of Significant Accounting Policies (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, plant and equipment and long-lived assets
Property, plant and equipment, stated at cost	$ 4,668,705	$ 4,631,067
Capitalization of internal use computer software	19,419	39,487	26,755
A reconciliation of liabilities for assets retirement obligation
Assets Retirement Obligations, beginning of the year	11,809	10,982
Liabilities Incurred	1,366	480
Liabilities Settled	(1,199)	(687)
Accretion Expense	1,121	1,123
Foreign Currency Exchange Movement	(200)	(89)
Assets Retirement Obligations, end of the year	12,897	11,809	10,982
Land
Property, plant and equipment and long-lived assets
Property, plant and equipment, stated at cost	205,463	203,423
Buildings and buildings improvements
Property, plant and equipment and long-lived assets
Property, plant and equipment, stated at cost	1,409,330	1,283,458
Buildings and buildings improvements | Minimum
Property, plant and equipment and long-lived assets
Useful life	5 years
Buildings and buildings improvements | Maximum
Property, plant and equipment and long-lived assets
Useful life	40 years
Leasehold improvements
Property, plant and equipment and long-lived assets
Property, plant and equipment, stated at cost	467,176	499,906
Leasehold improvements | Minimum
Property, plant and equipment and long-lived assets
Useful life	5 years
Leasehold improvements | Maximum
Property, plant and equipment and long-lived assets
Useful life	10 years
Racking
Property, plant and equipment and long-lived assets
Property, plant and equipment, stated at cost	1,559,383	1,536,212
Racking | Minimum
Property, plant and equipment and long-lived assets
Useful life	1 year
Racking | Maximum
Property, plant and equipment and long-lived assets
Useful life	20 years
Warehouse equipment and vehicles
Property, plant and equipment and long-lived assets
Property, plant and equipment, stated at cost	341,393	365,171
Warehouse equipment and vehicles | Minimum
Property, plant and equipment and long-lived assets
Useful life	1 year
Warehouse equipment and vehicles | Maximum
Property, plant and equipment and long-lived assets
Useful life	10 years
Furniture and fixtures
Property, plant and equipment and long-lived assets
Property, plant and equipment, stated at cost	53,189	53,590
Furniture and fixtures | Minimum
Property, plant and equipment and long-lived assets
Useful life	3 years
Furniture and fixtures | Maximum
Property, plant and equipment and long-lived assets
Useful life	10 years
Computer hardware and software
Property, plant and equipment and long-lived assets
Property, plant and equipment, stated at cost	501,882	511,927
Deferred software cost written off	1,300	1,100	1,110
Computer hardware and software | Minimum
Property, plant and equipment and long-lived assets
Useful life	2 years
Computer hardware and software | Maximum
Property, plant and equipment and long-lived assets
Useful life	5 years
Construction in progress
Property, plant and equipment and long-lived assets
Property, plant and equipment, stated at cost	130,889	177,380
North American Records and Information Management Business | Computer hardware and software
Property, plant and equipment and long-lived assets
Deferred software cost written off	1,000	800
Western European Business | Computer hardware and software
Property, plant and equipment and long-lived assets
Deferred software cost written off	300
Corporate and Other Business | Computer hardware and software
Property, plant and equipment and long-lived assets
Deferred software cost written off		$ 300	$ 1,110